Financial Assets and financial liabilities - Summary of Reconciliation of Level 3 fair value measurements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Balance	$ 606,485	$ 81,570
Total change in fair value of warrants:
Balance	781,417	606,485
Warrants [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Balance	23,700	14,840
Total change in fair value of warrants:
(loss) or profit	(6,840)	8,860
Balance	$ 16,860	$ 23,700